CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Current assets
Cash and cash equivalents	$ 4,455	$ 4,150	$ 4,017
Receivables	10,123	9,334	8,633
Inventories	1,357	1,392	1,373
Television costs and advances	824	1,314	1,278
Other current assets	778	635	588
Total current assets	17,537	16,825	15,889
Film and television costs	8,177	7,888	7,481
Investments	2,970	2,899	3,202
Attractions, buildings and equipment	55,385	55,238	54,043
Accumulated depreciation	(31,069)	(30,764)	(29,037)
Parks, resorts and other property, before projects in progress and land, Total	24,316	24,474	25,006
Projects in progress	4,336	3,942	2,145
Land	1,145	1,124	1,255
Parks, resorts and other property	29,797	29,540	28,406
Intangible assets, net	6,747	6,812	6,995
Goodwill	31,289	31,269	31,426
Other assets	3,424	3,365	2,390
Total assets	99,941	98,598	95,789
Current liabilities
Accounts payable and other accrued liabilities	10,696	9,479	8,855
Current portion of borrowings	3,489	3,790	6,172
Deferred revenue and other	3,434	4,591	4,568
Total current liabilities	17,619	17,860	19,595
Borrowings	17,176	17,084	19,119
Deferred income taxes	3,177	3,109	4,480
Other long-term liabilities	6,452	6,590	6,443
Commitments and contingencies
Redeemable noncontrolling interest	1,124	1,123	1,148
Equity
Preferred stock	0	0	0
Common stock, $.01 par value, Authorized – 4.6 billion shares, Issued – 2.9 billion shares	36,799	36,779	36,248
Retained earnings	84,887	82,679	72,606
Accumulated other comprehensive loss	(3,782)	(3,097)	(3,528)
Stockholders' Equity subtotal before Treasury Stock, Total	117,904	116,361	105,326
Treasury stock, at cost, 1.4 billion shares	(67,588)	(67,588)	(64,011)
Total Disney Shareholders' equity	50,316	48,773	41,315
Noncontrolling interests	4,077	4,059	3,689
Total equity	54,393	52,832	45,004
Total liabilities and equity	$ 99,941	$ 98,598	$ 95,789